Revenue from Contracts with Customers (Details 1) - Revenue From Major Products And Services [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 307,634,389
Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	290,784,754
Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,849,635
Products for Televisions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,194,567
Products for Televisions [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,194,567
Products for Monitors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,024,353
Products for Monitors [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,024,353
Products for Commercial and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,190,529	[1]
Products for Commercial and Others [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,190,529	[1]
Solar Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,849,635
Solar Products [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,849,635
Products For Mobile PCs And Devices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,375,305
Products For Mobile PCs And Devices [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 74,375,305

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.